Segment Reporting - Summary of Segment Assets Based on Assets' Respective Locations (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
External Revenues	€ 327,698,465	€ 71,755,303	€ 76,442,505
Operating Expenses	(309,746,919)	(179,852,945)	(136,503,887)
Segment Result	17,951,000	(108,098,000)	(60,062,000)
Other Income	14,584,829	804,739	1,644,632
Other Expenses	(5,175,177)	(626,678)	(689,343)
Segment EBIT	27,361,000	(107,920,000)	(59,106,000)
Finance Income	92,047,221	2,799,473	417,886
Finance Expenses	(96,214,409)	(2,272,369)	(753,588)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets	(702,000)	872,000	(1,035,000)
Earnings before Taxes	22,492,000	(106,521,000)	(60,477,000)
Income Tax Benefit	75,398,566	3,506,419	4,304,674
Consolidated Net Profit / (Loss)	97,890,576	(103,014,058)	(56,172,121)
Current Assets	1,206,816,220	303,692,806	388,905,000
Non-current Assets	452,696,800	192,746,496	149,859,000
Total Assets	1,659,513,020	496,439,302	538,764,000
Current Liabilities	200,459,229	61,557,856	45,923,000
Non-current Liabilities	837,731,774	40,179,674	4,468,000
Stockholders' Equity	621,322,017	394,701,772	488,372,634	€ 359,558,053
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,659,513,020	496,439,302	538,764,000
Capital Expenditure	49,215,000	3,662,000	2,466,000
Depreciation and Amortization	4,730,000	3,458,000	3,750,000
Unallocated amounts [member]
Disclosure of operating segments [line items]
External Revenues	0	0	0
Operating Expenses	(32,945,000)	(25,700,000)	(19,969,000)
Segment Result	(32,945,000)	(25,723,000)	(19,969,000)
Other Income	5,199,000	680,000	1,486,000
Other Expenses	(5,175,000)	(608,000)	(689,000)
Segment EBIT	(32,921,000)	(25,651,000)	(19,172,000)
Finance Income	10,052,000	0	0
Finance Expenses	(50,771,000)	0	0
Current Assets	1,054,336,000	280,460,000	365,949,000
Non-current Assets	341,784,000	107,967,000	101,530,000
Total Assets	1,396,120,000	388,427,000	467,479,000
Current Liabilities	90,919,000	22,505,000	12,285,000
Non-current Liabilities	288,454,000	6,633,000	1,019,000
Stockholders' Equity	621,322,000	394,702,000	488,373,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,000,695,000	423,840,000	501,677,000
Capital Expenditure	526,000	207,000	268,000
Depreciation and Amortization	425,000	355,000	418,000
Proprietary development segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External Revenues	278,630,000	34,286,000	53,610,000
Operating Expenses	(265,159,000)	(143,459,000)	(107,019,000)
Segment Result	13,471,000	(109,173,000)	(53,409,000)
Other Income	9,386,000	125,000	159,000
Other Expenses	0	(19,000)	0
Segment EBIT	22,857,000	(109,067,000)	(53,250,000)
Finance Income	81,995,000	0	0
Finance Expenses	(45,443,000)	0	0
Current Assets	138,515,000	12,155,000	15,842,000
Non-current Assets	103,747,000	72,928,000	42,041,000
Total Assets	242,262,000	85,083,000	57,883,000
Current Liabilities	102,177,000	36,176,000	32,167,000
Non-current Liabilities	544,761,000	27,775,000	3,291,000
Stockholders' Equity	0	0	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	646,938,000	63,951,000	35,458,000
Capital Expenditure	48,260,000	2,830,000	1,319,000
Depreciation and Amortization	3,201,000	1,718,000	1,903,000
Partnered discovery segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External Revenues	49,068,000	37,469,000	22,832,000
Operating Expenses	(11,643,000)	(10,671,000)	(9,516,000)
Segment Result	37,425,000	26,798,000	13,316,000
Other Income	0	0	0
Other Expenses	0	0	0
Segment EBIT	37,425,000	26,798,000	13,316,000
Finance Income	0	0	0
Finance Expenses	0	0	0
Current Assets	13,965,000	11,078,000	7,114,000
Non-current Assets	7,166,000	11,851,000	6,288,000
Total Assets	21,131,000	22,929,000	13,402,000
Current Liabilities	7,363,000	2,877,000	1,471,000
Non-current Liabilities	4,517,000	5,771,000	158,000
Stockholders' Equity	0	0	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	11,880,000	8,648,000	1,629,000
Capital Expenditure	429,000	625,000	879,000
Depreciation and Amortization	€ 1,104,000	€ 1,385,000	€ 1,429,000